UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	[1]	$ 309,419	$ 129,135
Restricted cash and short-term deposits	[1]	3,554	3,435
Trade accounts receivable		6,351	2,467
Intangible assets, net		2,570	5,552
Inventories		604	991
Other current assets		4,028	3,758
Total current assets		326,526	145,338
Non-current assets
Restricted cash (non-current portion)	[1]	474	507
Newbuildings		113,787	0
Vessels and equipment, net		1,733,799	1,893,407
Intangible assets, net		8,571	8,315
Other non-current assets		20,024	10,494
Total assets		2,203,181	2,058,061
Current liabilities
Current portion of long-term debt and short-term debt		159,739	180,065
Trade accounts payable		31,405	2,576
Accrued expenses		54,597	51,275
Total current liabilities		412,349	278,589
Non-current liabilities
Long-term debt		904,162	958,237
Other non-current liabilities		98,669	105,722
Total liabilities		1,415,180	1,342,548
Commitments and contingencies
Equity
Owners' share capital		53,688	53,688
Additional paid-in capital		508,324	507,127
Retained earnings		156,090	85,742
Total Owners' Equity		718,102	646,557
Non-controlling interests		69,899	68,956
Total equity	[2]	788,001	715,513
Total liabilities and equity		2,203,181	2,058,061
Nonrelated Party
Current liabilities
Other current liabilities		52,464	43,047
Related Party
Current liabilities
Other current liabilities		$ 114,144	$ 1,626

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.